Commitments and Contingencies - Future minimum rental payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future minimum rental payments, operating leases
2022	$ 629
2023	553
2024	383
2025	30
Total undiscounted lease maturities	1,923
Imputed interest	(151)
Total lease liability	$ 1,772
Gelesis
Future minimum rental payments, operating leases
2022		$ 634
2023		639
2024		555
2025		385
2026		33
More than 5 years		16
Total undiscounted lease maturities		2,262
Imputed interest		(202)
Total lease liability		$ 2,060